UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  [811-22548]

The Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Evercore Wealth Management Macro Opportunity Fund
Consolidated Schedule of Investments
September 30, 2012 (Unaudited)

		Shares	Value
COMMON STOCKS - 15.2%
Energy - 9.0%
Enterprise Products Partners LP (a)		53,300	$2,856,880
Suncor Energy, Inc. (b)		87,000	2,857,950
Williams Companies, Inc.		86,300	3,017,911
			8,732,741
Oil and Gas Pipelines - 6.2%
Enbridge Energy Partners LP (a)		88,259	2,598,345
Kinder Morgan, Inc.		96,750	3,436,560
			6,034,905
TOTAL COMMON STOCKS (Cost $12,684,407)			14,767,646

		Principal
		Amount
FOREIGN GOVERNMENT BONDS - 4.7%
Canadian Government (b)
3.25%, 06/01/2021	C	$1,635,000	1,879,959
2.75%, 06/01/2022	C	$2,450,000	2,715,784
TOTAL FOREIGN GOVERNMENT BONDS (Cost $4,305,022)			4,595,743

		Shares
EXCHANGE TRADED FUNDS (a) - 23.0%
Commodity-Linked ETFs (c) - 9.8%
iShares Gold Trust		209,000	3,609,430
SPDR Gold Trust		34,300	5,900,286
			9,509,716
Index-Linked ETFs - 13.2%
ProShares Short MSCI EAFE		89,000	4,041,490
ProShares Trust UltraShort MSCI EAFE		18,000	355,320
ProShares Trust UltraShort MSCI Emerging Markets		99,000	2,487,870
ProShares Trust UltraShort MSCI Europe		168,000	5,320,560
ProShares UltraShort S&P500		46,000	626,980
			12,832,220
TOTAL EXCHANGE TRADED FUNDS (Cost $23,839,952)			22,341,936

EXCHANGE TRADED NOTES - 1.8%
Index-Linked ETN - 1.8%
iPath US Treasury Long Bond Bear ETN (a) (b)
TOTAL EXCHANGE TRADED NOTES (Cost $1,805,505)		61,100	1,701,879

MUTUAL FUND - 9.5%
RidgeWorth Seix Floating Rate High Income Fund
TOTAL MUTUAL FUND (Cost $8,942,503)		1,026,912	9,170,328

		Contracts
		(100 shares per
		contract)
PURCHASED OPTIONS (a) - 8.6%
Call Options - 3.2%
Commodity-Linked ETFs (c) - 3.2%
SPDR Gold Trust
Expiration December 2012, Exercise Price $175.00		1,920	810,240
SPDR Gold Trust
Expiration January 2013, Exercise Price $168.00		1,575	1,343,475
SPDR Gold Trust
Expiration March 2013, Exercise Price $155.00		480	921,600
Total Call Options			3,075,315

Put Options - 5.4%
Agriculture - 0.0%
Monsanto Company
Expiration January 2013, Exercise Price $72.50	327	20,928

Automobile Retail Stores - 0.2%
AutoNation, Inc.
Expiration January 2013, Exercise Price $40.00	1,380	169,050

Building and Construction - 0.0%
KB Home
Expiration January 2013, Exercise Price $7.50	1,848	10,164

Computers and Peripherals - 0.1%
International Business Machines Corp.
Expiration January 2013, Exercise Price $190.00	216	62,424

Currency-Linked ETF - 0.3%
CurrencyShares Australian Dollar Trust
Expiration March 2013, Exercise Price $105.00	730	313,900

Financial Services - 0.1%
Bank of America Corporation
Expiration January 2013, Exercise Price $7.50	2,420	60,500
T. Rowe Price Group, Inc.
Expiration January 2013, Exercise Price $55.00	527	59,288
		119,788
Index-Linked ETFs - 3.3%
iShares MSCI Germany Index Fund
Expiration January 2013, Exercise Price $22.00	11,484	1,205,820
SPDR S&P 500 ETF Trust
Expiration November 2012, Exercise Price $136.00	6,750	641,250
SPDR S&P 500 ETF Trust
Expiration November 2012, Exercise Price $140.00	5,820	954,480
SPDR S&P 500 ETF Trust
Expiration January 2013, Exercise Price $138.00	1,252	394,380
		3,195,930
Machinery - 0.9%
Caterpillar Inc.
Expiration January 2013, Exercise Price $85.00	264	141,240
Cummins Inc.
Expiration March 2013, Exercise Price $100.00	200	273,000
Deere & Company
Expiration March 2013, Exercise Price $75.00	600	189,000
United Rentals, Inc.
Expiration March 2013, Exercise Price $32.00	552	259,440
		862,680
Materials - 0.1%
PPG Industries, Inc.
Expiration January 2013, Exercise Price $105.00	248	75,020

Software - 0.2%
Salesforce.com, Inc.
Expiration January 2013, Exercise Price $130.00	375	213,750

Transportation - 0.2%
Union Pacific Corp.
Expiration January 2013, Exercise Price $115.00	500	232,500
Total Put Options		5,276,134
TOTAL PURCHASED OPTIONS (Cost $10,925,245)		8,351,449

SHORT-TERM INVESTMENTS - 29.9%
MONEY MARKET FUND - 4.1%	Shares
First American Treasury Obligations, Class Z , 0.000% (d)	3,977,912	3,977,912

		Principal
		Amount
U.S. TREASURY BILLS (e) - 25.8%
United States Treasury Bills, 0.080%, 11/8/2012		$7,000,000	6,999,409
United States Treasury Bills, 0.075%, 12/6/2012		10,000,000	9,998,630
United States Treasury Bills, 0.075%, 1/24/2013		5,000,000	4,998,800
United States Treasury Bills, 0.100%, 2/7/2013		3,000,000	2,998,926
TOTAL U.S. TREASURY BILLS			24,995,765
TOTAL SHORT-TERM INVESTMENTS (Cost $28,973,504)			28,973,677

TOTAL INVESTMENTS (Cost $91,476,138) - 92.7%			89,902,658
Liabilities in Excess of Other Assets - 7.3%			7,033,744
TOTAL NET ASSETS - 100.0%			$96,936,402

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	Security held by EWM Cayman, Ltd.
(d)		Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2012
(e)	Yield shown is effective yield as of September 30, 2012

C$	Canadian Dollar

On September 30, 2012, the cost of investments for federal income tax purposes was $91,476,138. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$4,326,059
Unrealized depreciation	(5,899,539)
Net unrealized depreciation	$(1,573,480)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. As of September 30, 2012, the Fund's investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$14,767,646	$-	$-	$14,767,646
Foreign Government Bonds	-	4,595,743	-	4,595,743
Exchange Traded Funds	22,341,936	-	-	22,341,936
Exchange Traded Notes	1,701,879	-	-	1,701,879
Mutual Fund	9,170,328	-	-	9,170,328
Purchased Options	8,351,449	-	-	8,351,449
Short-Term Investments	3,977,912	24,995,765	-	28,973,677
Total Investments	$60,311,150	$29,591,508	$-	$89,902,658

Please see above for further industry breakout. The Fund did not hold any Level 3 assets during the period. Transfers between levels are recognized at the end of the reporting period. During the period ended September 30, 2012, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Wall Street EWM Funds Trust

By (Signature and Title)  /s/ Robert P. Morse
                                            Robert P. Morse, President

Date                                     November 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert P. Morse
                                              Robert P. Morse, President

Date                                     November 8, 2012

By (Signature and Title)*  /s/ Jian H. Wang
                                              Jian H. Wang, Treasurer

Date                                     November 7, 2012

* Print the name and title of each signing officer under his or her signature.